Dec. 31, 2023
Vident U.S. Bond Strategy ETF™
Vident U.S. Bond Strategy ETF™
Investment Objective
The Vident U.S. Bond Strategy ETF™ (the “Fund” or the “U.S. Bond ETF”) seeks to track the performance, before fees and expenses, of the Vident Core U.S. Bond IndexTM (the “Index” or the “U.S. Bond Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.41%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$42	$132	$230	$518

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index.
The Vident Core U.S. Bond IndexTM
The Vident Core U.S. Bond IndexTM seeks to improve the overall mix of credit quality, interest rate and yield as compared to traditional U.S. core bond indices. The Index diversifies interest rate and credit risks across all core U.S. bond sectors, including U.S. Treasuries, U.S. agency securities, U.S. agency mortgage-backed securities (“MBS”), and investment-grade corporate bonds, as well as non-core fixed income sectors such as high-yield corporate bonds (also known as “junk bonds”) and Treasury Inflation-Protected Securities (“TIPS”). While diversification among sectors is an important factor that will drive the risk/return profile of the strategy, another source of risk management is derived from the rules-based process that systematically over- or under-weights each sector based on valuations of each sector, historical relative valuations across sectors, sector default rates, and other quantitative factors. Within the investment grade and high yield corporate sectors, the strategy seeks to improve corporate bond exposures by screening for companies with relatively stronger leadership, governance, and creditworthiness factors. Within each sector, individual bonds are weighted based on a combination of yield, duration (i.e., interest rate sensitivity), creditworthiness, leadership, and governance factors, rather than amount of debt/bonds outstanding. The Index also seeks to improve liquidity by eliminating small issues and non-U.S. issuers.
The Index limits exposure to each of the high-yield corporate bonds and TIPS sectors to 20% and 15% of the Index, respectively. The Index will generally have an effective duration of three to seven years and will generally have an average credit quality of investment grade.
All rules are systematized and rely on data available at the end of each rebalancing period. The Index is rebalanced monthly and reconstituted quarterly in January, April, July, and October. As of December 1, 2023, the Index was comprised of 203 component securities.
The Index was created on November 30, 2015 by Vident Financial, LLC, the former parent company of Vident Asset Management (“Vident” or the “Adviser”) for use by the Fund. The Adviser now also serves as the U.S. Bond ETF’s index provider.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the net assets, plus borrowings for investment purposes, of the Fund will be invested in debt instruments that are principally traded in the United States.
The Fund attempts to invest all, or substantially all, of its assets in the bonds that make up the Index. The Fund expects to use a “replication” strategy to achieve its investment objective, meaning it may invest in all of the component securities of the Index, but may, when the adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund may utilize the “To Be Announced” (“TBA”) market for MBS investments. The TBA market allows investors to gain exposure to MBS with certain broad characteristics (maturity, coupon, age) without taking delivery of the actual securities until the settlement day which is once every month. In addition, the Fund may utilize the TBA roll market, in which one sells, in the TBA market, the security for current month settlement, while simultaneously committing to buy the same TBA security for next month settlement. The Fund may utilize the TBA roll market for extended periods of time without taking delivery of the physical securities.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance and the indexes tracked by the Fund during the applicable period. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.videntam.com.

Calendar Year Total Returns

For the year-to-date period ended September 30, 2023, the Fund’s total return was 0.24%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 5.90% for the quarter ended June 30, 2020, and the lowest quarterly return was -6.65% for the quarter ended March 31, 2022.
Average Annual Total Returns For the Periods Ended December 31, 2022

Vident U.S. Bond Strategy ETF™	1 Year	5 Years	Since Inception (10/15/2014)
Return Before Taxes	-14.02%	-0.38%	0.37%
Return After Taxes on Distributions	-14.87%	-1.34%	-0.56%
Return After Taxes on Distributions and Sale of Shares	-8.29%	-0.65%	-0.09%
Vident Core U.S. Bond Index/Vident Core U.S. Bond Strategy Index[1] (reflects no deduction for fees, expenses, or taxes)	-13.63%	0.27%	1.15%
FTSE Broad Investment Grade Bond Index (reflects no deduction for fees, expenses, or taxes)	-13.28%	0.01%	0.82%

Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Bond Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Bond Strategy Index. Performance shown for periods prior to January 6, 2016, is that of the Vident Core U.S. Bond Strategy Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Vident U.S. Equity Strategy ETF™
Vident U.S. Equity Strategy ETF™
Investment Objective
The Vident U.S. Equity Strategy ETF™ (the “Fund” or “U.S. Equity ETF”) seeks to track the performance, before fees and expenses, of the Vident U.S. Quality IndexTM (the “Index” or the “U.S. Quality Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses*	0.50%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 167% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index.
The Vident U.S. Quality IndexTM
The Index is a rules-based, systematic strategy index comprised of equity securities principally traded in the U.S. market of issuers domiciled in the United States. The starting universe of eligible companies in the Index consists of U.S.-listed common stock of U.S. companies with market capitalizations of at least $100 million. Companies eligible for inclusion must also meet certain minimum liquidity requirements.
The companies remaining in the Index universe are placed into one of three market capitalization segments: Giant (companies in the top 40% by market capitalization at the time of purchase), Large (companies in the top 40-70% range by market capitalization at the time of purchase) and SMID (also known as small/mid-capitalization companies, which are the remaining companies in the bottom 30% of the Index universe).
Companies are assessed across a variety of proprietary corporate governance criteria with risks flagged. The number of flagged risks are summed to form a company’s Corporate Governance Score. Companies with lower Corporate Governance Scores receive lower potential allocations. The proprietary corporate governance criteria are broadly designed to identify issues relating to board structure, incentives alignment, and shareholder rights.
At the time of each semi-annual reconstitution, the Index employs a multi-factor model for scoring and ranking stocks based on certain quality and momentum factors, and the stocks in the Index are weighted based on these factors and subject to certain adjustments and limitations, including the following constraints:
•the maximum allocation to a Giant market-capitalization company is 2%;
•the maximum allocation to a Large market-capitalization company is 1%; and
•the maximum allocation to a SMID market-capitalization company is 0.5%.
The Index’s allocation and weighting to a company is subject to certain liquidity thresholds. All companies eligible for inclusion receive an initial weight of 0.10%, and then the maximum weighting by market-capitalization segment is applied. Further adjustments are then made based on the company’s Corporate Governance Score and the company’s quality and momentum attributes, as described below.
The Index’s maximum allocation to a company may be adjusted downward by as much as 100% based on the company’s Corporate Governance Score (i.e., the Index uses the Corporate Governance Score to reduce potential weightings to companies with less favorable rankings relative to their market segment peers). The Index’s maximum allocation to a company may be increased by 25% if that company ranks in the top 25th percentile within its market-capitalization segment (e.g., if a company’s initial allocation is 2%, then the allocation would be 2.5%). The Index’s allocation to a market cap segment, at the time of the semi-annual reconstitution, will be within 5% of the initial cap weighted universe’s allocation to that segment.
A company’s weighting is further adjusted by considering the company’s quality and momentum attributes, based on a proprietary multi-factor model for scoring and ranking stocks. The model combines factors into two distinct factor composites, each seeking to score different stock attributes. These factor composites can be broadly categorized into the following groupings: quality and momentum. For stocks in the Giant and Large market cap segment, quality is defined as profitability and profitability growth. The components account for current and historical gross profits, return on invested capital, cash flows, and margins of companies in each segment. For stocks in SMID market cap segment, two additional composites are utilized: cost of capital and use of capital. These composites account for characteristics such as leverage, credit strength, debt, and equity issuance.
All rules are systematized and rely on data available at the end of each rebalancing period. The Index is reconstituted and rebalanced semi-annually in February and August. As of December 1, 2023, the Index was comprised of 125 component securities and had significant exposure to the information technology, consumer discretionary, financials, and health care sectors.
The Index was created on November 30, 2022, by Vident Financial, LLC, the former parent company of Vident Asset Management (“Vident” or the “Adviser”) for use by the Fund. The Adviser now also serves as the U.S. Equity ETF’s index provider.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the net assets, plus borrowings for investment purposes, of the Fund will be invested in equity securities that are principally traded in the United States.
The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it may invest in all of the component securities of the Index, but may, when the adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. Vident, the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of indexes that provide a broad measure of market performance and the indexes tracked by the Fund during the applicable period. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.videntam.com.
Calendar Year Total Returns

For the year-to-date period ended September 30, 2023, the Fund’s total return was 13.04%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 22.00% for the quarter ended December 31, 2020, and the lowest quarterly return was -31.81% for the quarter ended March 31, 2020.

Average Annual Total Returns For the Periods Ended December 31, 2022

Vident U.S. Equity Strategy ETF™	1 Year	5 Years	Since Inception (1/21/2014)
Return Before Taxes	-9.30%	6.11%	7.43%
Return After Taxes on Distributions	-9.63%	5.73%	7.06%
Return After Taxes on Distributions and Sale of Shares	-5.27%	4.72%	5.92%
Vident U.S. Quality Index™/Vident Core U.S. Stock Index/Vident Core U.S. Equity Index[1] (reflects no deduction for fees, expenses, or taxes)	-9.13%	6.36%	7.50%
Morningstar US Market Total Return Index (reflects no deduction for fees, expenses, or taxes)	-19.43%	8.83%	10.12%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	-18.11%	9.42%	10.64%

Effective December 31, 2022, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident U.S. Quality Index. From January 6, 2016, to December 30, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Stock Index. Performance shown for this period is that of the Vident Core U.S. Stock Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Equity Index. Performance shown for periods prior to January 6, 2016, is that of the Vident Core U.S. Equity Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Vident International Equity Strategy ETF™
Vident International Equity Strategy ETF™
Investment Objective
The Vident International Equity Strategy ETF™ (the “Fund” or “International Equity ETF”) seeks to track the performance, before fees and expenses, of the Vident Core International Equity Index™ (the “Index” or the “International Equity Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.61%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$62	$195	$340	$762

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index.
The Vident Core International Equity Index™
The Index is a rules-based, systematic strategy index comprised of equity securities of issuers in developed and emerging markets outside of the United States. The strategy seeks to provide a systematic and optimized investment process that addresses the risks and opportunities of allocating capital in and among international equities.
Country Allocation
Index construction begins by identifying a universe of countries that are deemed to represent the bulk of investable and reliable stock opportunities in the largest and most liquid developed and emerging markets countries located outside of the United States. The Index determines a country’s investability based on factors including the country’s liquidity, accessibility to foreign investors, opportunities for efficient transactions, and capital controls. The Index determines a country’s reliability based on factors including governance, regulatory oversight, market operational efficiency, legal protections for minority and foreign investors and institutional stability. While the number of countries represented in the Index may change from time to time (e.g., at Index reconstitution or rebalance), the number of countries represented in the Index is expected to generally be between 25 and 40.
Each country within the investable universe is assigned a Country Principles Score (“CPS”), which is calculated utilizing a proprietary scoring methodology that seeks to weigh the relative resilience of a country to economic and financial shocks and the relative attractiveness of its investment opportunities. A country’s resilience reflects the capacity of a country’s equity markets to absorb and recover from economic and financial shocks and is measured based on a variety of economic metrics related to its financial capital resources (e.g., the country’s deficit as a percentage of gross domestic product (“GDP”), physical capital resources (e.g., total investment as a percentage of GDP), human resources (e.g., productivity, GDP per capital), and institutional and organizational resources (i.e., measures of legal and corporate rights). A country’s investment opportunity is measured based on short- and long-term changes in the country’s business and regulatory environment and equity market valuations. Allocation across countries is based on an optimization model that seeks to maximize the Index’s overall CPS while ensuring the Index portfolio is liquid, well diversified across countries and regions, and transaction cost and turnover efficient.
Stock Selection
The Index employs a multi-factor model for scoring and ranking stocks listed on a securities exchange within each country in the Index universe. The model combines 20 factors into three distinct factor composites, each seeking to score different stock attributes:

Component	Examples	Weight

Valuation	Price-to-book ratio, cash flow to enterprise value	50%
Quality	Gross profitability, return on invested capital, margin expansion, leverage, debt & equity issuance	30%
Momentum	Total return for past six months	20%

Stocks are excluded from the Index universe if (i) they trade primarily in China, (ii) the stock’s issuer is domiciled in Russia or India and does not have a depositary receipt that meets the Index’s liquidity guidelines, (iii) the stock’s issuer has a market capitalization of less than US$1 billion (US$800 million for stocks already in the Index), or (iv) the stock does not meet certain minimum liquidity requirements.
At the time of each reconstitution, the optimization model weights the remaining stocks to maximize the attractive factor attributes of the stocks subject to the following constraints: (i) a maximum allocation of 0.5% for any individual stock, (ii) certain liquidity thresholds, (iii) a maximum allocation of 7.5% for any individual country, and (iv) sector allocations constrained to remain close to their sector weights in a traditional market capitalization weighted index.
All rules are systematized and rely on data available at the end of each rebalancing period. The Index is reconstituted and rebalanced semi-annually in January and July. As of December 1, 2023, the Index was comprised of 245 component securities and had significant exposure to the financials, consumer discretionary, industrials, and information technology.
The Index was created on December 31, 2014 by Vident Financial, LLC, the former parent of Vident Asset Management (“Vident” or the “Adviser”) for use by the Fund. The Adviser now also serves as the International Equity ETF’s index provider.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the net assets, plus borrowings for investment purposes, of the Fund will be invested in equity securities.
The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund expects to use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index, but may, when the adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of indexes that provide a broad measure of market performance and the indexes tracked by the Fund during the applicable period. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.videntam.com.
Calendar Year Total Returns

For the year-to-date period ended September 30, 2023, the Fund’s total return was 7.37%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 21.75% for the quarter ended December 31, 2020, and the lowest quarterly return was -32.08% for the quarter ended March 31, 2020.
Average Annual Total Returns For the Periods Ended December 31, 2022

Vident International Equity Strategy ETF™	1 Year	5 Year	Since Inception (10/29/2013)
Return Before Taxes	-13.90%	-1.39%	1.48%
Return After Taxes on Distributions	-14.87%	-2.08%	0.96%
Return After Taxes on Distributions and Sale of Shares	-7.24%	-0.86%	1.33%
Vident Core International Equity Index/Vident International Equity Index[1] (reflects no deduction for fees, expenses, or taxes)	-12.86%	-0.61%	2.37%
Morningstar Global Markets ex-US Large-Mid Index (reflects no deduction for fees, expenses, or taxes)	-15.96%	1.17%	2.89%
Morningstar Global Markets ex-US Index (reflects no deduction for fees, expenses, or taxes)	-16.15%	1.07%	3.11%

Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core International Equity Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident International Equity Index. Performance shown for periods prior to January 6, 2016, is that of the Vident International Equity Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.